Employee benefit liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Employee Benefit Liabilities [Abstract]
Employee benefit liabilities

Note 21 - Employee benefit liabilities

Liabilities for employee benefits comprise:

	December 31,
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Defined benefit schemes (note 24)	878	1,615	249
Employee benefit	2,804	2,452	797
Accrual for annual leave	952	990	270
	4,634	5,057	1,316

Estimates and assumptions

The costs, assets and liabilities of the defined benefit schemes operating by the Company are determined using methods relying on actuarial estimates and assumptions. Details of the key assumptions are set out in note 24. The Company takes advice from independent actuaries relating to the appropriateness of the assumptions. Changes in the assumptions used may have a significant effect on the consolidated statement of comprehensive income and the consolidated statement of financial position.